LOAN PAYABLE	12 Months Ended
Dec. 31, 2018
Loan Payable
LOAN PAYABLE

11. LOAN PAYABLE

During the year ended December 31, 2016, the Company entered into an agreement with an arm’s length party whereby the party would pay certain debts owed by the Company. The loan is non-interest bearing, unsecured and due on demand. As of December 31, 2018, the balance payable is $103,924 (2017 - $103,924).